CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) (USD $)	9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013
CONSOLIDATED STATEMENT OF CASH FLOWS
Acquisition of business, cash acquired	$ 1,599	$ 0